SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation and consolidation

Basis of presentation and consolidation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements include the financial statements of the Company and all its majority-owned subsidiaries from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Company’s consolidated financial statements include but are not limited to estimates and judgments applied in the valuation of warrant liabilities, allowance for receivables, estimated useful lives of property and equipment, depletion and impairment of oil and gas property, impairment of long-lived assets, asset retirement obligations, provision for post-employment benefit, income taxes, related deferred tax valuation allowances and going concern forecast. Actual results could differ from those estimates and judgments.

Cash	Cash Cash consists of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. The Company had no cash equivalents as of December 31, 2023 and 2022.
Restricted cash

Restricted cash

Restricted cash includes cash pledged for bank loan facilities, cash deposits in special account for the abandonment and site restoration and as performance guarantee in the oil and gas concessions in which the Company operates.

Foreign Currency Transaction

Foreign Currency Transaction

The reporting currency of the Company is United States dollar (“USD”, “dollar”). The currency of the primary economic environment in which the operations of the Company are conducted is dollar. Therefore, the dollar has been determined to be the Company’s functional currency. Non-dollar transactions and balances have been translated into dollars for financial reporting purposes. Transactions in foreign currency (primarily in Indonesian Rupiahs – “IDR”) are recorded at the exchange rate as of the transaction date. Monetary assets and liabilities denominated in foreign currency are translated on the basis of the representative rates of exchange at the balance sheet dates. All exchange gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as they arise.

Accounts receivable and other receivables

Accounts receivable and other receivables

The Company adopted ASU2016-13 from January 1, 2023. In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The standard will replace incurred loss approach with an expected loss model for instruments measured at amortized cost. After review of accounts receivable and other receivables as of January 1, 2023, there is no cumulative-effect adjustment to retained earnings for the beginning balances.

Accounts receivable and other receivables as of December 31, 2023 are recorded at net realizable value consisting of the carrying amount less an allowance for expected credit losses as needed. All expected credit losses were measured for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The Company uses forward-looking information to better inform our credit loss estimates. We will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company did not have any off-balance-sheet credit exposure relating to its customers, suppliers or others. For the years ended December 31, 2023, the Company recorded $59,604 allowances for doubtful accounts against its other receivables. For the year ended December 31, 2022 and 2021, the Company did not record any allowances for doubtful accounts against its accounts receivable and other receivables nor did it charge off any such amounts.

Credit and concentration risk

Credit and concentration risk

As of December 31, 2023 and 2022, all of the Company’s accounts receivable result from the entitlement of Oil & Gas Property subject to amortization and profit sharing from the sale of the crude oil under the KSO by Pertamina. This concentration of receivables from one party may impact the Company’s overall credit risk, either positively or negatively, in that Pertamina may be similarly affected by changes in economic or other conditions.

For the years ended December 31, 2023, 2022 and 2021, 100% of the Company’s revenues were generated through the operatorship of Kruh Block. The Company does not believe that there will be any material adverse change in the operatorship of Kruh Block or the KSO.

The Company places its cash and restricted cash, with reputable financial institutions that have high-credit ratings and quality. There has been no recent history of default in relation to these financial institutions.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance and repairs are charged to expense; major additions to physical properties are capitalized.

Depreciation of leasehold improvements is provided using the straight-line method over the shorter of the remaining lease term or their estimated useful lives. Except for leasehold improvements, depreciation of other property and equipment are provided using the declining balance method over their estimated useful lives:

Useful life
Housing and welfare	10 years
Furniture and office equipment	5 years
Computer and software	5 years
Production facilities	5 years
Leasehold improvements	Shorter of the remaining lease terms or 5 years
Drilling and production tools	5 years
Equipment	5 years

Upon sale or disposal, the applicable amounts of asset cost and accumulated depreciation are removed from the accounts and the net amount less proceeds from disposal is charged or credited to the consolidated statement of operations.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews its long-lived assets or asset group for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may no longer be recoverable. When these events occur, the Company assesses the recoverability of the long-lived assets or asset group by comparing the carrying value of the long-lived assets or asset group to the estimated undiscounted future cash flows expected to result from the use of the assets or asset group and their eventual disposition, when the estimated undiscounted future cash flows is lower than the carrying value, an impairment loss is recognized in the consolidated statements of operations and comprehensive loss for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets.

Oil and gas property, net

Oil and gas property, net

The Company follows the full-cost method of accounting for the oil and gas property. Under the full-cost method, all productive and non-productive costs incurred in the acquisition, exploration and development associated with properties with proven reserves, under the KSO for Kruh Block, are capitalized. As of December 31, 2023 and 2022, all capitalized costs associated with Kruh’s reserves were subject to amortization. Capitalized costs are subject to a quarterly ceiling test that limits such costs to the aggregate of the present value of estimated future net cash flows of proved reserves, computed using the unweighted arithmetic average of the first-day-of the-month oil and gas prices for each month within the 12-month period prior to the end of reporting period, discounted at 10%, and the lower of cost or fair value of proved properties. If unamortized costs capitalized exceed the ceiling, the excess is charged to expense in the period the excess occurs. There were no cost ceiling write-downs for the years ended December 31, 2023, 2022 and 2021.

Depletion for each of the reported periods is computed on the units-of-production method. Depletion base is the total capitalized oil and gas property in the previous period, plus the current period capitalization and future development costs. Furthermore, the depletion rate is calculated as the depletion base divided by the total estimated proved reserves that expected to be extracted during the operatorship. Then, depletion is calculated as the production of the period times the depletion rate.

For the years ended December 31, 2023, 2022 and 2021, the estimated proved reserves were considered based on the operatorship of the Kruh Block under the TAC through May 2020 and then the KSO from June 2020 and expiring in September 2035.

The costs associated with properties with unproved reserves or under development, such as Production Sharing Contract (“PSC”) Citarum Block, are not initially included in the full-cost depletion base. The costs include but are not limited to unproved property acquisition costs, seismic data and geological and geophysical studies associated with the property. These costs are transferred to the depletion base once the reserve has been determined as proven.

Operating Leases

Operating Leases

The Company adopted Accounting Standards Codification 842 (“ASC 842”) on January 1, 2022 using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements. The Company elected the package of practical expedients permitted under the transition guidance within ASC 842, which among other things, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such lease on a straight-line basis over the lease term.

The most significant impact upon adoption relates to the recognition of new Right-of-use (“ROU”) assets and lease liabilities on the Company’s consolidated balance sheets for office space leases. At the commencement date of a lease, the Company recognizes a lease liability for future fixed lease payments and a right-of-use (“ROU”) asset representing the right to use the underlying asset during the lease term. The lease liability is initially measured as the present value of the future fixed lease payments that will be made over the lease term. The lease term includes periods for which it’s reasonably certain that the renewal options will be exercised and periods for which it’s reasonably certain that the termination options will not be exercised. The future fixed lease payments are discounted using the rate implicit in the lease, if available, or the incremental borrowing rate (“IBR”) on a collateralized basis for a similar term as the underlying lease. The Company will evaluate the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group. If the carrying value of the asset group is determined to not be recoverable and is in excess of the estimated fair value, the Company will record an impairment loss in other expenses in the consolidated statements of operations.

Deferred charges

Deferred charges

Deferred charges mainly represent the compensation paid for the acquisition of the oil and gas mineral rights to the employer of the block, such as Pertamina or SKK Migas, for information, equipment and services, signature bonus and other fees required by law for the operatorship of a TAC, KSO or PSC. As these payments are made as part of the requirements for the participating in the bidding of the oil and gas operatorship contract, such payments are amortized on a straight-line basis throughout the contract period.

Asset retirement obligations

Asset retirement obligations

The Company measures its obligations for the retirement of the oil fields using various assumptions such as the expected period upon the expiry of the contract and the complete depletion of the oil deposits underground, the degree of the damage the operation had done to the oil field, and the related governmental requirements imposed on the Company as a contractor. The asset retirement obligation is reviewed and adjusted each quarter for any liabilities incurred or settled during the period, accretion expense and any revisions made to the estimated cash flows and changes required by Pertamina.

As of December 31, 2023 and 2022, asset retirement obligations were $352,636 and $448,720, respectively.

Provision for post-employment benefit

Provision for post-employment benefit

Post-employment benefits are recognized, pursuant to the regulatory requirements under the Indonesia Labor Law Article 167 Law No. 13 of 2003, to capture the amount the Company is obligated to pay, in lump-sum, to the employees hired under the governance of the KSO upon its maturity. Such recognition is reviewed on an annual basis during the period in which the employees provide their services to the Company and is performed through the involvement of an actuary.

Actuarial gains or losses are recognized in the other comprehensive income (“OCI”) and excluded permanently from net profit or loss. Expected returns on plan assets are not recognized in net profit or loss. Expected returns are replaced by recognizing interest income (or expense) on the net defined asset (or liability) in net profit or loss, which is calculated using the discount rate used to measure the pension obligation. See note 13 for further information.

All past service costs will be recognized at the earlier of when the amendment/curtailment occurs or when the entity recognizes related restructuring or termination costs.

Such changes are made in order that the net pension assets or liabilities are recognized in the statement of financial position to reflect the full value of the plan deficit or surplus.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606, “Revenue from Contracts with Customers” on January 1, 2019, using the modified retrospective method applied to contract that was not completed as of January 1, 2019, the TAC with Pertamina. Under the modified retrospective method, prior period financial positions and results were not adjusted. The cumulative effect adjustment recognized in the opening balances included no significant changes as a result of this adoption.

The Company recognizes revenue from the entitlement of Oil and gas property - Kruh Block ECS and profit sharing from the sale of the crude oil under the KSO with Pertamina, when the ECS have been submitted to Pertamina after the monthly ICP has been published by the Government of Indonesia. The only performance obligation of the Company is to deliver the crude oil it produces to Pertamina Jirak Gathering Station (“Pertamina-Jirak”), located approximately 3 miles away from Kruh Block. After the volume and quality of the crude oil delivered is accepted and recorded by Pertamina, Pertamina is responsible for the ultimate sales of the crude to the end-users. The total volume of crude oil sold is confirmed by Pertamina and, combining with the monthly published ICP, the Company calculates the entire amount of its entitlement with Pertamina through the Entitlement Calculation Sheets, at which point revenue is recognized by the end of each month.

The revenue was calculated based on the proceeds of the sales of the crude oil produced by the Company and conducted by Pertamina, for TAC with a 65% cap on the proceeds of such sale as part of the cost recovery scheme, on a monthly basis, calculated by multiplying the quantity of crude oil produced by the Company and the prevailing ICP published by the Government of Indonesia. In addition, the Company was also entitled to an additional 26.7857% of the remaining 35% of such sales proceeds as part of the profit sharing. Both of these two portions were recognized as revenue of the Company, net of tax. For KSO with a 80% cap on the proceeds of such sale as part of the cost recovery scheme, on a monthly basis, calculated by multiplying the quantity of crude oil produced by the Company and the prevailing ICP published by the Government of Indonesia plus 100% of the operating cost per bbl multiplying NSO. In addition, the Company is also entitled to an additional 52.7963% of the remaining 20% of such sales proceeds as part of the profit sharing. In the TAC, all oil produced was shareable between Pertamina and the Company, while in the KSO, a NSO production is determined and agreed between Pertamina and the Company so that the baseline production, with an established decline rate, belongs entirely to Pertamina, so that the Company’s revenue and production sharing portion shall be determined only from the production above the NSO baseline.

The Company does not have any contract assets (unbilled receivables) since revenue is recognized when control of the crude oil is transferred to the refinery and the payment for the crude oil is not contingent on a future event.

There were no contract liabilities as of December 31, 2023 and 2022.

Income taxes

Income taxes

The Company follows the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recorded for the estimated future tax consequences attributable to the differences between the financial carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the tax rate in effect for the year in which those temporary differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the year of the enacted rate change. A valuation allowance is established to reduce deferred tax assets if it is more likely than not that the related tax benefits will not be realized.

Uncertain tax positions

Uncertain tax positions

The Company follows the guidance of ASC Topic 740 “Income taxes”, which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. This Topic also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. The Company recognizes interest on non-payment of income taxes and penalties associated with tax positions when a tax position does not meet more likely than not thresholds be sustained under examination. The tax returns of the IEC’s subsidiaries are subject to examination by the relevant tax authorities. According to the Directorate General of Tax of the Republic of Indonesia, the statute of limitations is 10 years for the company keeping the documents transaction for tax examination. There is no statute of limitation in the case of tax evasion. The Company recognizes the provisions and any interest and penalties within the income tax expense line item in the accompanying Consolidated Statements of Operations. The accrued provisions and any related interest and penalties are included in the other tax liabilities account.

For the years ended December 31, 2023, 2022 and 2021, the Company did not have any material interest or penalties associated with tax positions nor did the Company have any significant unrecognized uncertain tax benefits. The Company does not expect that its assessment regarding unrecognized tax position will materially change over the following 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Warrant Liabilities

Warrant Liabilities

The Company accounts for the warrants issued in connection with its convertible note financing (see note 8) in 2022 in accordance with the guidance contained in Accounting Standards Codification (“ASC”) 815-40 Derivatives and Hedging - Contracts in Entity’s Own Equity (“ASC 815”) under which the warrants do not meet the criteria for equity treatment and will be recorded as liabilities. Accordingly at initial recognition, the Company classifies such warrants as liabilities at their fair value. This warrant liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the consolidated statements of operations. Such warrants are valued using the Black-Scholes option-pricing model as no observable traded price was available for such warrants. See note 8 for further information.

Fair value of financial instruments

Fair value of financial instruments

The Company records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level	1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level	2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level	3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Company’s financial instruments, including cash, restricted cash, accounts receivable, other current assets, accounts payables, other current liabilities, accrued expenses and tax payables, approximate their fair values due to the short-term nature of these instruments.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and 2022, indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description:	Quoted Prices in Active Markets (Level 1)	Significant other Observable Inputs (Level 2)	Significant other Unobservable Inputs (Level 3)
December 31, 2023

L1 Capital Warrants (See note 8)	$-	$-	$482,219

Provision for post-employment benefits (See note 11)	$-	$-	$118,250

Description:	Quoted Prices in Active Markets (Level 1)	Significant other Observable Inputs (Level 2)	Significant other Unobservable Inputs (Level 3)
December 31, 2022

L1 Capital Warrants (See note 8)	$-	$-	$1,389,643

Provision for post-employment benefits (See note 11)	$-	$-	$99,588

Segment reporting

Segment reporting

The Company uses the “management approach” in determining reportable segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (CODM) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company manages its business as a single operating segment engaged in upstream oil and gas industry in Indonesia. Substantially all of its revenues are derived in Indonesia. All long-lived assets are located in Indonesia.

Comprehensive loss

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of equity but are excluded from net income or loss. Other comprehensive income or loss consists of actuarial gain or loss for post-employment benefits.

Commitments and contingencies

Commitments and contingencies

The Company’s estimated loss contingencies are accrued by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

Net Loss per Ordinary Share

Net Loss per Ordinary Share

Basic net loss per share is determined by dividing net loss attributable to ordinary shareholders by the weighted average number of the Company’s ordinary shares, outstanding during the period, without consideration of potentially dilutive securities, except for those ordinary shares that are issuable for little or no cash consideration. Diluted net loss per share is determined by dividing net loss attributable to ordinary shareholders by diluted weighted average ordinary and dilutive ordinary equivalent shares outstanding. Diluted weighted average shares reflects the dilutive effect, if any, of potentially dilutive ordinary shares, such as stock options and warrants calculated using the “treasury stock” and/or “if converted” methods, as applicable. In periods with reported net operating losses, all potential dilutive securities are generally deemed anti-dilutive such that basic net loss per share and diluted net loss per share are equal.

For the year end December 31, 2023, the following potentially dilutive securities were excluded from the computation of diluted earnings per share because their effects would be anti-dilutive:

	December 31, 2023	December 31, 2022
Warrants issued to L1 Capital (see note 8)	442,240	442,240
Convertible note issued to L1 Capital (see note 8) (i)	-	16,667
Share options granted to the executive management	200,000	200,000
Total	642,240	658,907

(i)	Convertible note is assumed to be converted at the exercise price of $6.00 per share (subject to adjustment) as disclosed in note 8.

Recently adopted accounting standards

Recently adopted accounting standards

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies (“EGCs”) can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. This ASU has subsequently been amended by ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-03. The standard will replace today’s incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2019, and effective for all other entities for annual and interim periods beginning after December 15, 2022. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Company adopted ASU2016-13 from January 1, 2023 and concluded that the adoption of this standard did not have a material impact on its condensed consolidated financial statements.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.

Recently issued accounting standards which have not yet been adopted

Recently issued accounting standards which have not yet been adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. The amendments in this ASU are effective for public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Group is still evaluating the effect of the adoption of this guidance.

In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures. The amendments address more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The amendments in this ASU are effective for public business entities for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company is still evaluating the effect of the adoption of this guidance.

On March 6, 2024, the SEC approved a rule that will require registrants to provide certain climate-related information in their registration statements and annual reports. The rule requires information about a registrant’s climate-related risks that are reasonably likely to have a material impact on its business, results of operations, or financial condition. The required information about climate-related risks also includes disclosure of a registrant’s greenhouse gas emissions. In addition, the rules will require registrants to present certain climate-related financial metrics in their audited financial statements. The Group is evaluating the potential impact of this rule on the consolidated financial statements and related disclosures.